Currency conversion	6 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Currency conversion
3.	Currency conversion

The presentation currency of the Group is pound sterling and the unaudited condensed consolidated interim financial statements have been prepared on this basis. The 2018 unaudited condensed consolidated interim income statement is prepared using, among other currencies, average exchange rates of US$1.3763 to the pound (period ended 30 June 2017: US$1.2591; year ended 31 December 2017: US$1.2887) and €1.1366 to the pound (period ended 30 June 2017: €1.1624; year ended 31 December 2017: €1.1413). The unaudited condensed consolidated interim balance sheet as at 30 June 2018 has been prepared using the exchange rates on that day of US$1.3194 to the pound (30 June 2017: US$1.3008; 31 December 2017: US$1.3524) and €1.1299 to the pound (30 June 2017: €1.1397; 31 December 2017: €1.1250).